Segment Information Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Operating revenues	$ 3,211	$ 3,196	$ 3,382	$ 3,345	$ 3,212	$ 3,118	$ 3,353	$ 3,430	$ 2,962	$ 6,399	$ 6,557	$ 13,135	$ 12,863	$ 10,371
Depreciation, amortization and accretion expense	30			29						60	56	115	113	105
Operating income	81	97	35	164	19	70	84	120	43	110	183	315	317	289
Income before income taxs												315	317	290
Other income, net	1			0						2	0	1	1	2
Interest expense	7			0						7	0	1	1	1
Income before income tax expense	75			164						105	183	315	317	290
Capital expenditures	50			29						90	46	223	130	105
Retail - U.S.
Segment Reporting Information
Operating revenues	2,007			2,044						3,935	3,948	7,907	7,557	6,183
Depreciation, amortization and accretion expense	21			20						42	38	78	76	71
Operating income	68			132						86	139	246	202	197
Income before income taxs												202	160	157
Capital expenditures	40			20						78	35	181	91	68
Retail - Canada
Segment Reporting Information
Operating revenues	1,204			1,301						2,464	2,609	5,228	5,306	4,188
Depreciation, amortization and accretion expense	9			9						18	18	37	37	34
Operating income	33			46						59	73	130	174	149
Income before income taxs												113	157	133
Capital expenditures	10			9						12	11	42	39	37
Corporate
Segment Reporting Information
Operating revenues												0	0	0
Depreciation, amortization and accretion expense												0	0	0
Operating income												(61)	(59)	(57)
General and administrative expense	(20)			(14)						(35)	(29)
Capital expenditures												$ 0	$ 0	$ 0